UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robert Bender & Associates
Address: 245 South Los Robles Avenue, Suite 620
         Pasadena, CA  91011

13F File Number:  28-03386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bender
Title:     President
Phone:     626-397-9072

Signature, Place, and Date of Signing:

     /s/ Robert Bender     Pasadena, CA     April 24, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $68,369 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES INC        COM              00971T101     1303    67150 SH       SOLE                        0    67150        0
AMERICAN PUBLIC EDUCATION IN   COM              02913V103     1851    43998 SH       SOLE                        0    43998        0
APPLE INC                      COM              037833100     3510    33391 SH       SOLE                        0    33391        0
BJS RESTAURANTS INC            COM              09180C106     1611   115800 SH       SOLE                        0   115800        0
BROADCOM CORP                  CL A             111320107     2402   120234 SH       SOLE                        0   120234        0
CAVIUM NETWORKS INC            COM              14965A101     1676   145205 SH       SOLE                        0   145205        0
CELGENE CORP                   COM              151020104     2471    55644 SH       SOLE                        0    55644        0
CISCO SYS INC                  COM              17275R102     1906   113647 SH       SOLE                        0   113647        0
COACH INC                      COM              189754104     1196    71630 SH       SOLE                        0    71630        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     3046   146504 SH       SOLE                        0   146504        0
EBAY INC                       COM              278642103      602    47936 SH       SOLE                        0    47936        0
FIRST SOLAR INC                COM              336433107     2846    21444 SH       SOLE                        0    21444        0
FOSTER WHEELER AG              COM              H27178104     1257    71960 SH       SOLE                        0    71960        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     1509    39605 SH       SOLE                        0    39605        0
GENOPTIX INC                   COM              37243V100     1878    68825 SH       SOLE                        0    68825        0
GILEAD SCIENCES INC            COM              375558103     6287   135723 SH       SOLE                        0   135723        0
GOOGLE INC                     CL A             38259P508     2785     8001 SH       SOLE                        0     8001        0
ILLUMINA INC                   COM              452327109     3879   104170 SH       SOLE                        0   104170        0
INTUITIVE SURGICAL INC         COM NEW          46120E602     2065    21651 SH       SOLE                        0    21651        0
JACOBS ENGR GROUP INC DEL      COM              469814107     1520    39320 SH       SOLE                        0    39320        0
LULULEMON ATHLETICA INC        COM              550021109      655    75645 SH       SOLE                        0    75645        0
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100     1502    81160 SH       SOLE                        0    81160        0
NETAPP INC                     COM              64110D104     2014   135714 SH       SOLE                        0   135714        0
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107     1221    24305 SH       SOLE                        0    24305        0
POWER INTEGRATIONS INC         COM              739276103      949    55195 SH       SOLE                        0    55195        0
QUALCOMM INC                   COM              747525103     2695    69272 SH       SOLE                        0    69272        0
QUANTA SVCS INC                COM              74762E102     2293   106890 SH       SOLE                        0   106890        0
STARBUCKS CORP                 COM              855244109     1436   129246 SH       SOLE                        0   129246        0
SUNPOWER CORP                  COM CL A         867652109      918    38613 SH       SOLE                        0    38613        0
UNITED THERAPEUTICS CORP DEL   COM              91307C102     1893    28641 SH       SOLE                        0    28641        0
VERISIGN INC                   COM              92343E102     1187    62887 SH       SOLE                        0    62887        0
VISTAPRINT LIMITED             SHS              G93762204     2802   101942 SH       SOLE                        0   101942        0
VMWARE INC                     CL A COM         928563402     1676    70955 SH       SOLE                        0    70955        0
ZOLTEK COS INC                 COM              98975W104      457    67165 SH       SOLE                        0    67165        0
ZUMIEZ INC                     COM              989817101     1071   110419 SH       SOLE                        0   110419        0